Lease liabilities - Components of lease (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Lease liabilities
Non-current	$ 311.7	$ 470.5	[1]
Current	60.7	82.1	[1]
Total lease liabilities	372.4	552.6		$ 602.0
Lease payments	$ 109.8	$ 121.3

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)